Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Condensed Statements of Comprehensive Income [Line Items]
General and administrative expenses	$ (3,138,420)	$ (3,325,805)	$ (3,308,445)
Share of profit in subsidiaries, net (Note a)	(4,220,986)	428,620	3,023,065
Other income	413,038	567,220	477,909
Other expense	(103,366)
(Loss) income before income tax	(7,049,734)	(2,329,965)	192,529
Net (loss) income	(7,049,734)	(2,329,965)	192,529
Foreign currency translation gain (loss)	1,250,395	(355,308)	(3,440,346)
Comprehensive loss	$ (5,799,339)	$ (2,685,273)	$ (3,247,817)